Investment Portfolioas of December 31, 2022 (Unaudited)
DWS Small Cap Core Fund
	Shares	Value ($)

Common Stocks 84.4%
Communication Services 3.9%
Diversified Telecommunication Services 2.4%
IDT Corp. "B"*	125,000	3,521,250
Iridium Communications, Inc.	150,000	7,710,000
Liberty Latin America Ltd. "C"*	51,111	388,444
		11,619,694
Interactive Media & Services 1.0%
Ziff Davis, Inc.*	65,000	5,141,500
Media 0.5%
Thryv Holdings, Inc.*	125,000	2,375,000
Consumer Discretionary 7.0%
Auto Components 0.5%
Linamar Corp.	50,000	2,263,663
Diversified Consumer Services 2.7%
Stride, Inc.*	425,000	13,294,000
Hotels, Restaurants & Leisure 1.7%
International Game Technology PLC	175,000	3,969,000
Papa John's International, Inc.	55,000	4,527,050
		8,496,050
Household Durables 1.7%
Installed Building Products, Inc.	65,000	5,564,000
LGI Homes, Inc.*	30,000	2,778,000
		8,342,000
Specialty Retail 0.4%
Camping World Holdings, Inc. "A" (a)	100,000	2,232,000
Consumer Staples 0.8%
Personal Products
Medifast, Inc.	34,000	3,921,900
Energy 11.0%
Energy Equipment & Services 0.5%
Liberty Energy, Inc.	150,000	2,401,500
Oil, Gas & Consumable Fuels 10.5%
Antero Resources Corp.*	300,000	9,297,000
Arch Resources, Inc.	40,000	5,711,600
California Resources Corp.	110,000	4,786,100
Crescent Energy Co. "A" (a)	645,000	7,733,550
Kosmos Energy Ltd.*	500,000	3,180,000
Northern Oil and Gas, Inc.	100,000	3,082,000
PBF Energy, Inc. "A"	140,000	5,709,200

PDC Energy, Inc.	100,000	6,348,000
Peabody Energy Corp.*	225,000	5,944,500
		51,791,950
Financials 10.9%
Banks 6.3%
Cadence Bank	172,500	4,253,850
First BanCorp.	475,000	6,042,000
Frontier Acquisition Corp.*	100,000	1,008,000
Hancock Whitney Corp.	85,000	4,113,150
OFG Bancorp.	340,000	9,370,400
The Bancorp, Inc.*	116,182	3,297,245
UMB Financial Corp.	35,000	2,923,200
		31,007,845
Capital Markets 1.7%
Blucora, Inc.*	248,858	6,353,345
Moelis & Co. "A"	50,000	1,918,500
		8,271,845
Insurance 0.6%
Selective Insurance Group, Inc.	35,000	3,101,350
Thrifts & Mortgage Finance 2.3%
Essent Group Ltd.	150,000	5,832,000
Walker & Dunlop, Inc.	75,000	5,886,000
		11,718,000
Health Care 14.1%
Biotechnology 0.8%
BioAtla, Inc.*	250,000	2,062,500
Travere Therapeutics, Inc.*	92,400	1,943,172
		4,005,672
Health Care Equipment & Supplies 1.5%
Lantheus Holdings, Inc.*	85,000	4,331,600
Nevro Corp.*	65,000	2,574,000
OraSure Technologies, Inc.*	150,000	723,000
		7,628,600
Health Care Providers & Services 9.2%
AMN Healthcare Services, Inc.*	50,000	5,141,000
Brookdale Senior Living, Inc.*	600,000	1,638,000
Cross Country Healthcare, Inc.*	650,000	17,270,500
ModivCare, Inc.*	45,000	4,037,850
Molina Healthcare, Inc.*	18,000	5,943,960
Option Care Health, Inc.*	175,000	5,265,750
Owens & Minor, Inc.*	130,000	2,538,900
RadNet, Inc.*	187,500	3,530,625
		45,366,585
Health Care Technology 0.5%
Pear Therapeutics, Inc.* (a)	350,000	413,000
Teladoc Health, Inc.*	100,000	2,365,000
		2,778,000
Life Sciences Tools & Services 0.8%
Azenta, Inc.*	60,000	3,493,200
OmniAb, Inc.*	98,001	352,803
		3,846,003

Pharmaceuticals 1.3%
Axsome Therapeutics, Inc.*	30,000	2,313,900
Ligand Pharmaceuticals, Inc.*	20,000	1,336,000
Pacira BioSciences, Inc.*	70,000	2,702,700
		6,352,600
Industrials 14.4%
Aerospace & Defense 1.0%
Ducommun, Inc.*	95,000	4,746,200
Building Products 3.1%
AZEK Co., Inc.*	200,000	4,064,000
Builders FirstSource, Inc.*	115,000	7,461,200
Masonite International Corp.*	50,000	4,030,500
		15,555,700
Commercial Services & Supplies 0.4%
The Brink's Co.	39,000	2,094,690
Electrical Equipment 0.6%
Allied Motion Technologies, Inc.	25,000	870,250
Thermon Group Holdings, Inc.*	100,000	2,008,000
		2,878,250
Professional Services 0.2%
Mistras Group, Inc.*	156,100	769,573
Trading Companies & Distributors 9.1%
H&E Equipment Services, Inc.	110,000	4,994,000
Rush Enterprises, Inc. "A"	100,000	5,228,000
Titan Machinery, Inc.*	200,000	7,946,000
Veritiv Corp.	180,000	21,907,800
WESCO International, Inc.*	40,000	5,008,000
		45,083,800
Information Technology 8.0%
Communications Equipment 1.4%
Calix, Inc.*	100,000	6,843,000
Electronic Equipment, Instruments & Components 0.2%
Benchmark Electronics, Inc.	44,075	1,176,362
IT Services 1.7%
Cantaloupe, Inc.*	335,000	1,457,250
EVERTEC, Inc.	220,000	7,123,600
		8,580,850
Semiconductors & Semiconductor Equipment 1.3%
Entegris, Inc.	11,715	768,387
Kulicke & Soffa Industries, Inc.	125,000	5,532,500
		6,300,887
Software 3.4%
Agilysys, Inc.*	100,000	7,914,000
Consensus Cloud Solutions, Inc.*	26,666	1,433,564
CoreCard Corp.* (a)	19,005	550,575
Verint Systems, Inc.*	185,000	6,711,800
		16,609,939

Materials 4.9%
Chemicals 1.3%
Huntsman Corp.	200,000	5,496,000
Tronox Holdings PLC "A"	70,000	959,700
		6,455,700
Metals & Mining 3.6%
Alpha Metallurgical Resources, Inc.	50,000	7,319,500
Cleveland-Cliffs, Inc.*	650,000	10,471,500
		17,791,000
Real Estate 4.8%
Equity Real Estate Investment Trusts (REITs)
Community Healthcare Trust, Inc.	65,000	2,327,000
Farmland Partners, Inc.	650,000	8,099,000
Phillips Edison & Co., Inc.	200,000	6,368,000
PotlatchDeltic Corp.	46,000	2,023,540
Veris Residential, Inc.*	300,000	4,779,000
		23,596,540
Utilities 4.6%
Electric Utilities
IDACORP, Inc.	100,000	10,785,000
PNM Resources, Inc.	250,000	12,197,500
		22,982,500
Total Common Stocks (Cost $297,758,562)		417,420,748

Other Investments 0.0%
ION Geophysical Corp. Escrow*	1,133,000	124,630
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,584	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,584	0
Total Other Investments (Cost $898,371)		124,630

	Contracts/ Notional Amount	Value ($)

Put Options Purchased 3.1%
Exchange-Traded Options
iShares Russell 2000 ETF, Expiration Date 6/30/2023, Strike Price $175.0	1,000 100,000	1,195,000
iShares Russell 2000 ETF, Expiration Date 12/15/2023, Strike Price $180.0	3,000 300,000	5,397,000
iShares Russell 2000 ETF, Expiration Date 12/15/2023, Strike Price $170.0	3,000 300,000	4,089,000
iShares Russell 2000 ETF, Expiration Date 12/15/2023, Strike Price $190.0	2,000 200,000	4,602,000
Total Put Options Purchased (Cost $12,855,008)		15,283,000

	Shares	Value ($)

Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.07% (d) (e) (Cost $9,655,131)	9,655,131	9,655,131

Cash Equivalents 12.2%
DWS Central Cash Management Government Fund, 4.2% (d) (Cost $60,346,645)	60,346,645	60,346,645

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $381,513,717)	101.7	502,830,154
Other Assets and Liabilities, Net	(1.7)	(8,266,431)
Net Assets	100.0	494,563,723
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2022 are as follows:
Value ($) at 9/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2022	Value ($) at 12/31/2022
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.07% (d) (e)
12,818,779	—	3,163,648 (f)	—	—	57,608	—	9,655,131	9,655,131
Cash Equivalents 12.2%
DWS Central Cash Management Government Fund, 4.2% (d)
42,283,024	57,007,915	38,944,294	—	—	482,303	—	60,346,645	60,346,645
55,101,803	57,007,915	42,107,942	—	—	539,911	—	70,001,776	70,001,776

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2022 amounted to $9,335,398, which is 1.9% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2022.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$417,420,748	$—	$—	$417,420,748
Other Investments	—	124,630	0	124,630
Put Options Purchased	15,283,000	—	—	15,283,000
Short-Term Investments (a)	70,001,776	—	—	70,001,776
Total	$502,705,524	$124,630	$0	$502,830,154

(a)	See Investment Portfolio for additional detailed categorizations.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Options
Equity Contracts	$ 2,427,992
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSCCF-PH1
R-080548-2 (1/25)